Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred income tax
Schedule of temporary difference, unused tax losses and unused tax credits
(a)	The Group recognizes the effects of timing differences between the accounting and tax basis. This caption is made up as follows:

				Credit (debit) to				Credit (debit) to
				consolidated				consolidated	Credit (debit) to
		Credit (debit) to	Credit (debit) to	statements of		Credit (debit) to	Credit (debit) to	statements	consolidated
	As of	consolidated	discontinued	other	As of	consolidated	discontinued	of changes	statements of other	As of
	January 1,	statement of profit	operations (note	comprehensive	December 31,	statement of profit	operations (note	in equity	comprehensive	December 31,
	2021	or loss	1(e))	income	2021	or loss	1(e))	(note 1(d))	income	2022
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Deferred asset for income tax
Tax - loss carryforwards	158,513	28,368	—	—	186,881	16,450	—	(13,372)	—	189,959
Difference in depreciation and amortization rates	63,903	(11,406)	—	—	52,497	(9,705)	—	—	—	42,792
Provision for closure of mining units, net	14,200	16,151	—	—	30,351	(1,660)	—	—	—	28,691
Provision for impairment of value of inventory	7,299	1,709	—	—	9,008	(254)	—	—	—	8,754
Contingent consideration liability	6,512	(1,285)	—	—	5,227	(228)	—	—	—	4,999
Provision for bonuses to employees and officers	5,078	618			5,696	(2,724)	—	—	—	2,972
Impairment loss of long-lived assets provision	1,930	—	—	—	1,930	—	—	—	—	1,930
Contractors claims provisions	1,678	3,558	—	—	5,236	(4,100)	—	—	—	1,136
Provision for sale of investment in associate	—	—	50,444	—	50,444	—	(50,444)	—	—	—
Other	2,619	6,946	—	—	9,565	2,133	—	—	—	11,698
	261,732	44,659	50,444	—	356,835	(88)	(50,444)	(13,372)	—	292,931
Derivative financial instruments	5,440	—	—	(3,382)	2,058	—	—	—	(2,058)	—
	267,172	44,659	50,444	(3,382)	358,893	(88)	(50,444)	(13,372)	(2,058)	292,931
Deferred assets for mining royalties and special mining tax	—	—	—	—	—	51	—	—	—	51

Total deferred asset	267,172	44,659	50,444	(3,382)	358,893	(37)	(50,444)	(13,372)	(2,058)	292,982

Deferred liability for income tax
Effect of translation into U.S. dollars	(78,129)	(895)	(9,030)	—	(88,054)	20,153	9,030	—	—	(58,871)
Differences in amortization rates for development costs	(64,836)	558	—	—	(64,278)	(1,682)	—	—	—	(65,960)
Difference in depreciation and amortization rates	(47,035)	(2,078)	—	—	(49,113)	(10,509)	—	—	—	(59,622)
Fair value of mining concessions	(14,898)	—	—	—	(14,898)	—	—	—	—	(14,898)
Other	(26,369)	1,707	—	—	(24,662)	7,575	—	—	—	(17,087)
	(231,267)	(708)	(9,030)	—	(241,005)	15,537	9,030	—	—	(216,438)

Derivative financial instruments	—	—	—	—	—	—	—	—	(2,608)	(2,608)
	(231,267)	(708)	(9,030)	—	(241,005)	15,537	9,030	—	(2,608)	(219,046)
Deferred liability for mining royalties and special mining tax	(374)	95	—	—	(279)	92	—	—	—	(187)

Total deferred liability	(231,641)	(613)	(9,030)	—	(241,284)	15,629	9,030	—	(2,608)	(219,233)

Deferred income tax asset, net	35,531	44,046	41,414	(3,382)	117,609	15,592	(41,414)	(13,372)	(4,666)	73,749

Schedule of detailed information about net deferred tax asset

	2022	2021
	US$(000)	US$(000)

Deferred income tax asset, net	106,170	164,351
Deferred income tax liability, net	(32,421)	(46,742)

	73,749	117,609

Schedule of detailed information about provision for income taxes
(c)	The following is the composition of the provision for income taxes shown in the consolidated statement of income for the years 2022, 2021 and 2020:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Income tax expense
Current	(12,091)	(13,128)	(8,446)
Deferred	15,449	43,951	(15,270)
	3,358	30,823	(23,716)
Mining Royalties and Special Mining Tax
Current	(3,542)	(7,247)	(1,478)
Deferred	143	95	(236)
	(3,399)	(7,152)	(1,714)

Total income tax	(41)	23,671	(25,430)

Schedule of reconciliation of accounting profit multiplied by applicable tax rates
(d)	Below is a reconciliation of tax benefit (expense) and the accounting profit (loss) before income tax multiplied by the statutory tax rate for the years 2022, 2021 and 2020:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Profit (loss) before income tax	124,429	101,129	(58,099)
Profit (loss) from discontinued operations before income tax	564,708	(429,018)	(66,810)

Profit (loss) before income tax	689,137	(327,889)	(124,909)

Theoretical income tax benefit (expense)	(203,295)	96,727	36,848

Permanent items and others:
Investment in associate available for sale	83,192	(83,192)	(21,305)
Share in the results of associates and joint venture	52,000	70,933	18,497
Effect of translation into U.S. dollars	20,153	(895)	(31,853)
Foreign exchange difference of permanent items	(14,051)	(9,001)	(10,524)
Non-deductible expenses	(13,144)	2,048	(14,310)
Non-deductible work-in-process write - off	(4,839)	—	—
Income tax from previous years	(1,982)	—	—
Mining royalties and special mining tax	(837)	(3,253)	1,273
Non-deductible deferred tax for striping cost	—	(1,130)	(2,342)
Income tax income (expense)	(82,803)	72,237	(23,716)
Mining Royalties and Special Mining Tax	(3,399)	(7,152)	(1,714)
Total income tax	(86,202)	65,085	(25,430)

Income tax from continuing operations	(41)	23,671	(25,430)
Income tax from discontinued operations	(86,161)	41,414	—
	(86,202)	65,085	(25,430)